Property, plant and equipment - Disclosure of Property Plant and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,342.1
Ending balance		1,857.6	$ 1,342.1
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,528.7	10,838.3
Capital expenditures		314.8	140.9
Business acquisition			32.9
Dispositions/Property acquisitions		4.6	0.1
Change in decommissioning liability	[1]	83.6	62.3
Derecognition on acquisition			(545.8)
Ending balance		10,931.7	10,528.7
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(9,194.6)	(9,942.6)
Depletion and depreciation		170.4	116.3
Impairments		36.4	19.5
Impairment reversal		(322.0)	(338.0)
Derecognition on acquisition			(545.8)
Ending balance		9,079.4	(9,194.6)
Oil and gas assets/Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,334.1
Ending balance		1,852.3	1,334.1
Oil and gas assets/Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,352.2	10,662.5
Capital expenditures		313.9	140.2
Business acquisition			32.9
Dispositions/Property acquisitions		4.6	0.1
Change in decommissioning liability	[1]	83.6	62.3
Derecognition on acquisition			(545.8)
Ending balance		10,754.3	10,352.2
Oil and gas assets/Facilities [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(9,018.1)	(9,766.8)
Depletion and depreciation		170.3	115.6
Impairments		36.4	19.5
Impairment reversal		(322.0)	(338.0)
Derecognition on acquisition			(545.8)
Ending balance		8,902.8	(9,018.1)
Corporate assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		176.5	175.8
Capital expenditures		0.9	0.7
Ending balance		177.4	176.5
Corporate assets [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(176.5)	(175.8)
Depletion and depreciation		0.1	0.7
Ending balance		$ 176.6	$ (176.5)

[1]	Includes additions from drilling activity, facility capital spending, disposals from net property dispositions and changes in estimates as outlined in Note 8.